Quarterly Report
March 31, 2024
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.4%
Aerospace & Defense – 3.6%
Bombardier, Inc., 7.125%, 6/15/2026 (n)	$401,000	$406,772
Bombardier, Inc., 7.5%, 2/01/2029 (n)	491,000	505,599
Bombardier, Inc., 8.75%, 11/15/2030 (n)	264,000	281,893
Bombardier, Inc., 7.25%, 7/01/2031 (n)	358,000	358,729
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	670,000	666,596
Moog, Inc., 4.25%, 12/15/2027 (n)	1,095,000	1,030,653
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	1,187,000	1,327,738
TransDigm, Inc., 5.5%, 11/15/2027	934,000	914,155
TransDigm, Inc., 6.75%, 8/15/2028 (n)	790,000	800,426
TransDigm, Inc., 4.625%, 1/15/2029	569,000	528,035
TransDigm, Inc., 6.375%, 3/01/2029 (n)	434,000	435,351
TransDigm, Inc., 6.875%, 12/15/2030 (n)	1,524,000	1,553,558
		$8,809,505
Airlines – 0.8%
Air Canada, 3.875%, 8/15/2026 (n)	$1,178,000	$1,124,308
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	950,642	934,438
		$2,058,746
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$658,000	$528,114
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.627% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)	$1,406,626	$141
Automotive – 1.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$761,000	$762,151
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	395,000	400,383
Dana, Inc., 5.375%, 11/15/2027	630,000	616,292
Dana, Inc., 4.25%, 9/01/2030	311,000	274,812
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	808,000	718,003
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	627,000	549,384
Wabash National Corp., 4.5%, 10/15/2028 (n)	816,000	748,302
		$4,069,327
Broadcasting – 0.7%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$800,000	$825,112
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	975,000	885,404
		$1,710,516
Brokerage & Asset Managers – 1.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$870,000	$900,640
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	755,000	824,666
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	641,000	610,190
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	86,000	80,817
LPL Holdings, Inc., 4%, 3/15/2029 (n)	292,000	268,465
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	496,000	451,430
NFP Corp., 4.875%, 8/15/2028 (n)	758,000	759,716
NFP Corp., 6.875%, 8/15/2028 (n)	638,000	646,143
		$4,542,067
Building – 3.8%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$491,000	$441,367
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	919,000	845,097
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	1,053,000	978,953

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Interface, Inc., 5.5%, 12/01/2028 (n)		$396,000	$376,265
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		885,000	814,467
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		922,000	883,268
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		309,000	316,130
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		983,000	992,049
SRM Concrete, 8.875%, 11/15/2031 (n)		1,078,000	1,152,264
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		424,000	404,658
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		1,131,000	1,016,255
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		967,000	948,480
			$9,169,253
Business Services – 1.0%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		$570,000	$551,100
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		698,000	675,334
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		1,230,000	1,233,455
			$2,459,889
Cable TV – 7.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,384,000	$1,080,111
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		734,000	699,334
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,685,000	2,305,450
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,514,000	1,268,803
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		356,000	268,728
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		1,200,000	1,032,147
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		400,000	269,620
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		480,000	480,749
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		845,000	447,320
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		400,000	286,020
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		325,000	324,215
DISH DBS Corp., 7.75%, 7/01/2026		505,000	338,121
DISH DBS Corp., 5.25%, 12/01/2026 (n)		629,000	495,280
DISH DBS Corp., 5.125%, 6/01/2029		609,000	254,007
DISH Network Corp., 11.75%, 11/15/2027 (n)		327,000	333,844
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		1,082,000	1,015,477
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		887,000	811,491
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,437,000	1,368,686
Videotron Ltd., 5.125%, 4/15/2027 (n)		510,000	499,191
Videotron Ltd., 3.625%, 6/15/2029 (n)		533,000	481,772
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		700,000	592,311
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,061,000	973,447
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,945,000	1,665,702
			$17,291,826
Chemicals – 2.4%
Chemours Co., 4.625%, 11/15/2029 (n)		$585,000	$504,310
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		922,000	845,796
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		907,000	816,698
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		950,000	879,563
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	438,000	514,932
SNF Group SACA, 3.375%, 3/15/2030 (n)		$1,301,000	1,126,163
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		1,030,000	1,079,964
			$5,767,426
Computer Software – 0.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$751,000	$778,514
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		775,000	715,373
			$1,493,887

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.3%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$463,000	$457,835
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		428,000	375,579
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		387,000	363,203
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,526,000	1,492,058
Virtusa Corp., 7.125%, 12/15/2028 (n)		472,000	421,578
			$3,110,253
Conglomerates – 3.1%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$563,000	$524,893
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,448,000	1,336,063
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		635,000	691,500
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,361,000	1,374,056
Gates Global LLC, 6.25%, 1/15/2026 (n)		637,000	635,457
Griffon Corp., 5.75%, 3/01/2028		212,000	207,596
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		841,000	769,414
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		368,000	371,641
TriMas Corp., 4.125%, 4/15/2029 (n)		1,676,000	1,517,936
			$7,428,556
Construction – 1.0%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$733,000	$740,263
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		435,000	421,756
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		522,000	473,580
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		875,000	808,936
			$2,444,535
Consumer Products – 1.9%
Amer Sports Co., 6.75%, 2/16/2031 (n)		$715,000	$713,181
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	465,000	445,457
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$709,000	635,309
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		1,250,000	1,269,364
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		1,102,000	1,073,037
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		531,000	462,314
			$4,598,662
Consumer Services – 4.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$1,417,000	$1,421,257
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		465,000	400,097
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		833,000	697,782
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		594,000	586,565
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,299,000	1,171,567
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		906,000	908,180
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		692,000	663,218
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		1,205,000	1,137,174
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		314,000	279,379
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		144,000	122,365
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		220,000	220,752
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		626,000	443,297
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		675,000	459,010
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,375,000	1,233,224
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		763,000	745,735
			$10,489,602
Containers – 2.6%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$312,000	$104,409
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		900,000	777,439
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		488,000	393,353
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		750,000	472,500
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,374,000	1,215,923

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Crown Americas LLC, 5.25%, 4/01/2030		$440,000	$424,211
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		774,000	749,825
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		485,000	476,946
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	463,000	506,452
Titan Holdings II B.V., 5.125%, 7/15/2029		478,000	458,906
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$634,000	626,092
			$6,206,056
Electronics – 1.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$332,000	$328,068
Entegris, Inc., 4.375%, 4/15/2028 (n)		593,000	557,343
Entegris, Inc., 3.625%, 5/01/2029 (n)		574,000	515,531
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,090,000	1,076,637
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		580,000	567,444
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		196,000	178,388
			$3,223,411
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	187,000	$175,905
Energy - Independent – 3.9%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$432,000	$451,414
Callon Petroleum Co., 7.5%, 6/15/2030 (n)		228,000	241,110
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		643,000	676,894
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		221,000	237,305
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		456,000	487,947
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,381,000	1,316,980
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		853,000	842,573
Matador Resources Co., 6.875%, 4/15/2028 (n)		798,000	816,414
Matador Resources Co., 6.5%, 4/15/2032 (n)		294,000	294,356
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		717,000	716,222
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		155,000	157,008
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		1,072,000	1,054,143
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		469,000	486,547
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		893,000	923,631
SM Energy Co., 6.5%, 7/15/2028		548,000	550,348
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		220,000	223,491
			$9,476,383
Energy - Integrated – 0.6%
Artera Services LLC, 8.5%, 2/15/2031 (n)		$589,000	$603,868
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		754,000	792,183
			$1,396,051
Entertainment – 3.0%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$709,000	$717,337
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		1,251,000	1,238,159
Carnival Corp. PLC, 4%, 8/01/2028 (n)		474,000	441,529
Carnival Corp. PLC, 6%, 5/01/2029 (n)		527,000	519,996
Merlin Entertainments, 7.375%, 2/15/2031 (n)		629,000	633,736
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		829,000	818,348
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)		445,000	462,033
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		661,000	651,678
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		458,000	452,689
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		602,000	566,993
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		297,000	291,391
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		521,000	507,027
			$7,300,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 5.5%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$874,696	$747,865
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	893,000	960,494
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)	347,000	355,459
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	732,000	730,863
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	185,000	189,338
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	621,000	601,699
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	502,000	527,156
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	1,802,621	1,714,524
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	1,077,000	967,962
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)	655,000	670,482
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)	973,000	1,031,347
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	138,000	140,183
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	162,000	171,335
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,286,000	1,267,755
OneMain Finance Corp., 6.875%, 3/15/2025	727,000	734,601
OneMain Finance Corp., 7.125%, 3/15/2026	979,000	996,765
OneMain Finance Corp., 5.375%, 11/15/2029	516,000	485,149
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	1,071,000	1,088,896
		$13,381,873
Food & Beverages – 3.3%
B&G Foods, Inc., 5.25%, 9/15/2027	$672,000	$627,940
B&G Foods, Inc., 8%, 9/15/2028 (n)	270,000	281,153
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	370,000	375,088
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	591,000	610,326
Performance Food Group Co., 5.5%, 10/15/2027 (n)	980,000	962,028
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	724,000	711,269
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,169,000	1,073,151
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	1,338,000	1,230,392
TreeHouse Foods, Inc., 4%, 9/01/2028	828,000	742,727
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,001,000	950,204
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	552,000	458,488
		$8,022,766
Gaming & Lodging – 4.1%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$381,000	$347,423
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	784,000	804,764
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	223,000	224,964
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	900,000	921,745
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	760,000	759,295
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	1,171,000	1,130,368
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	1,097,000	1,051,805
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	1,106,000	951,105
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,316,000	1,223,383
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	849,000	812,723
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	607,000	575,330
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	933,000	883,878
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	361,000	373,598
		$10,060,381
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$400,000	$396,345
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	540,000	537,984
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,304,000	1,201,807
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,117,000	1,056,426
		$3,192,562

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 3.2%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$442,000	$443,984
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	448,000	410,851
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	610,000	600,986
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,079,000	1,002,379
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	582,000	587,831
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	904,000	843,778
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	792,000	788,425
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	661,000	608,966
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	554,000	554,191
Hub International Ltd., 5.625%, 12/01/2029 (n)	752,000	705,095
Hub International Ltd., 7.25%, 6/15/2030 (n)	624,000	641,283
Hub International Ltd., 7.375%, 1/31/2032 (n)	499,000	502,360
		$7,690,129
Machinery & Tools – 0.9%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$1,356,000	$1,418,706
Terex Corp., 5%, 5/15/2029 (n)	891,000	841,182
		$2,259,888
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$1,180,000	$1,237,647
Medical & Health Technology & Services – 5.9%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$920,000	$829,886
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,414,000	1,339,926
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	625,000	646,663
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,363,000	1,243,934
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	546,000	535,588
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	870,000	627,369
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,448,000	1,180,717
Encompass Health Corp., 5.75%, 9/15/2025	329,000	328,039
Encompass Health Corp., 4.75%, 2/01/2030	857,000	802,973
Encompass Health Corp., 4.625%, 4/01/2031	155,000	140,926
IQVIA, Inc., 5%, 5/15/2027 (n)	1,310,000	1,279,118
IQVIA, Inc., 6.5%, 5/15/2030 (n)	600,000	612,309
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	366,000	382,851
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	440,000	470,268
Star Parent, Inc., 9%, 10/01/2030 (n)	656,000	694,249
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	294,000	296,283
Tenet Healthcare Corp., 6.125%, 10/01/2028	593,000	590,875
Tenet Healthcare Corp., 4.375%, 1/15/2030	538,000	497,258
Tenet Healthcare Corp., 6.125%, 6/15/2030	911,000	908,910
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	394,000	401,183
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	564,000	543,009
		$14,352,334
Medical Equipment – 0.8%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$794,000	$855,339
Medline Borrower LP, 5.25%, 10/01/2029 (n)	1,129,000	1,067,095
		$1,922,434
Metals & Mining – 3.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$815,000	$751,662
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	2,227,000	1,989,749
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	1,121,000	720,882
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	206,000	152,913
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	947,000	888,604
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	544,000	481,293
Novelis Corp., 3.25%, 11/15/2026 (n)	640,000	596,339

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 4.75%, 1/30/2030 (n)		$844,000	$778,694
Novelis Corp., 3.875%, 8/15/2031 (n)		438,000	376,244
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		530,294	424,235
Taseko Mines Ltd., 7%, 2/15/2026 (n)		676,000	678,766
			$7,839,381
Midstream – 4.7%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$856,000	$786,948
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		1,123,000	1,017,016
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,216,000	1,199,317
EQT Midstream Partners LP, 6.375%, 4/01/2029 (n)		294,000	296,159
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		1,037,000	1,014,317
NuStar Logistics, LP, 6.375%, 10/01/2030		805,000	810,205
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,209,000	1,164,850
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		438,000	440,618
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		866,000	779,527
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		337,000	339,043
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		750,000	666,900
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		971,000	990,601
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		824,000	888,159
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,063,000	1,096,239
			$11,489,899
Natural Gas - Pipeline – 0.1%
Prairie Acquiror LP, 9%, 8/01/2029 (n)		$221,000	$227,506
Network & Telecom – 0.6%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$200,000	$198,127
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,227,000	1,214,377
			$1,412,504
Oil Services – 0.7%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$444,000	$441,251
Nabors Industries Ltd., 7.5%, 1/15/2028 (n)		221,000	207,280
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		359,000	373,237
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		643,000	651,009
			$1,672,777
Oils – 1.1%
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,602,000	$1,476,881
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		860,000	846,233
Puma International Financing S.A., 5%, 1/24/2026		369,000	357,691
			$2,680,805
Other Banks & Diversified Financials – 0.2%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 2/15/2031 (n)		$495,000	$496,870
Personal Computers & Peripherals – 0.1%
NCR Voyix Corp., 5%, 10/01/2028 (n)		$207,000	$192,960
Pharmaceuticals – 1.1%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$585,000	$573,302
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		580,000	387,150
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		127,000	73,062
Grifols S.A., 3.2%, 5/01/2025	EUR	375,000	372,248
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$589,000	548,884
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		851,000	756,630
			$2,711,276

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$147,000	$144,600
GFL Environmental, Inc., 4%, 8/01/2028 (n)		878,000	809,233
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		253,000	237,931
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		410,000	377,722
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		166,000	170,119
Stericycle, Inc., 3.875%, 1/15/2029 (n)		1,148,000	1,040,561
			$2,780,166
Precious Metals & Minerals – 0.7%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$677,000	$650,365
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,030,000	945,105
			$1,595,470
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$585,000	$585,526
Real Estate - Other – 0.8%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$1,241,000	$1,277,999
XHR LP, REIT, 4.875%, 6/01/2029 (n)		703,000	650,885
			$1,928,884
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$901,000	$809,019
Retailers – 1.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$688,000	$634,904
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		807,000	727,272
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		647,000	634,718
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	450,000	394,503
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$630,000	616,940
Penske Automotive Group Co., 3.75%, 6/15/2029		1,003,000	899,514
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		537,000	440,611
			$4,348,462
Specialty Stores – 0.8%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$550,000	$468,644
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		499,000	374,366
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		1,025,000	997,881
			$1,840,891
Supermarkets – 0.9%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$956,000	$969,216
Ocado Group PLC, 3.875%, 10/08/2026	GBP	500,000	564,812
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	539,000	566,928
			$2,100,956
Telecommunications - Wireless – 1.1%
Altice France S.A., 5.5%, 1/15/2028 (n)		$681,000	$483,675
Altice France S.A., 5.125%, 7/15/2029 (n)		270,000	182,529
SBA Communications Corp., 3.875%, 2/15/2027		690,000	656,251
SBA Communications Corp., 3.125%, 2/01/2029		1,400,000	1,235,508
			$2,557,963
Utilities - Electric Power – 3.4%
Calpine Corp., 4.5%, 2/15/2028 (n)		$1,073,000	$1,017,712
Calpine Corp., 5.125%, 3/15/2028 (n)		783,000	751,479
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		647,000	615,001
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,677,000	1,439,352
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		232,000	195,039

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		$27,000	$26,762
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		146,000	140,889
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		900,000	842,368
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		875,000	895,268
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		750,000	739,502
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,234,000	1,175,278
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		478,000	438,154
			$8,276,804
Utilities - Gas – 0.1%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	237,000	$221,282
EP Infrastructure A.S., 1.816%, 3/02/2031		108,000	92,330
			$313,612
Total Bonds			$231,732,772
Exchange-Traded Funds – 1.0%
Special Products & Services – 1.0%
Invesco Senior Loan Fund ETF		116,422	$2,462,325
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		10,701	$272,876
Oil Services – 0.2%
LTRI Holdings LP (a)(u)		1,115	$403,128
Total Common Stocks			$676,004
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)		$345,000	$346,552
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	11,113	$2,384

Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	6,093,913	$6,095,132
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 5,311,368	25	$35,000
Other Assets, Less Liabilities – 0.7%	1,651,581
Net Assets – 100.0%	$243,001,750
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,095,132 and $235,255,037, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,716,745, representing 85.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 3/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	95,521	EUR	88,389	Brown Brothers Harriman	4/19/2024	$102
USD	2,928,839	EUR	2,684,775	JPMorgan Chase Bank N.A.	4/19/2024	30,527
USD	1,102,042	EUR	1,015,131	State Street Bank Corp.	4/19/2024	6,172
USD	158,040	EUR	145,698	UBS AG	4/19/2024	754
USD	568,557	GBP	445,813	State Street Bank Corp.	4/19/2024	5,825
						$43,380
Liability Derivatives
EUR	258,090	USD	281,976	HSBC Bank	4/19/2024	$(3,358)
EUR	221,030	USD	240,801	JPMorgan Chase Bank N.A.	4/19/2024	(2,191)
GBP	66,095	USD	83,727	State Street Bank Corp.	4/19/2024	(299)
						$(5,848)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,462,325	$35,000	$403,128	$2,900,453
Luxembourg	—	272,876	—	272,876
United Kingdom	—	2,384	—	2,384
Non - U.S. Sovereign Debt	—	175,905	—	175,905
U.S. Corporate Bonds	—	191,246,763	—	191,246,763
Asset-Backed Securities (including CDOs)	—	141	—	141
Foreign Bonds	—	40,656,515	—	40,656,515
Mutual Funds	6,095,132	—	—	6,095,132
Total	$8,557,457	$232,389,584	$403,128	$241,350,169
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$43,380	$—	$43,380
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,848)	—	(5,848)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/23	$397,130
Change in unrealized appreciation or depreciation	5,998
Balance as of 3/31/24	$403,128
At March 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,400,101	$13,159,596	$13,464,805	$(53)	$293	$6,095,132
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$75,605	$—